Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividends declared
Dividends declared per share (in dollars per share)	$ 0.181	$ 0.121	$ 0.090